Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of adjustments to reconcile net income to cash [line items]
Depreciation	kr 4,103	kr 4,421	kr 4,705
Impairment losses/reversals of impairments	2,211	148	(16)
Amortization	4,348	4,465	5,518
Goodwill	12,966
Total impairments	17,230	85	20
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	27,892	9,119	10,227
Taxes	(9,805)	(6,200)	(2,835)
Dividends from joint ventures/associated companies	77	84	92
Undistributed earnings in joint ventures/ associated companies1)	(21)	(26)	38
Gains/losses on sales of investments and operations, intangible assets and PP&E, net	(167)	(37)	(156)
Other non-cashitems3)	607	3,172	3,245
Total	18,583	6,112	10,611
Intangible asset and goodwill [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Total	21,578	4,550	5,538
Property, plant and equipments [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Total	6,314	4,569	4,689
Capitalized development expenditure [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Amortization	2,681	1,815	1,379
Impairments	2,245	85	20
Intellectual property rights brands and other intangible assets [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Amortization	1,667	kr 2,650	kr 4,139
Impairments	kr 2,019